Segment information (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of Operations by Business Segment
Information regarding the company’s reportable segments is presented below:

	Total Segments	DWS	CA&I	ECS
2024
Total revenue	$1,915.4	$523.5	$764.4	$627.5
Cost of revenue	1,319.7	441.4	614.9	263.4
Gross profit	$595.7	$82.1	$149.5	$364.1
Total assets	$1,169.7	$323.2	$333.9	$512.6
Capital expenditures	$70.8	$6.0	$9.3	$55.5
2023
Total revenue	$1,927.8	$546.1	$761.5	$620.2
Cost of revenue	1,344.7	469.9	613.8	261.0
Gross profit	$583.1	$76.2	$147.7	$359.2
Total assets	$1,253.4	$379.2	$334.1	$540.1
Capital expenditures	$68.6	$3.9	$10.2	$54.5
2022
Total revenue	$1,891.9	$509.9	$721.3	$660.7
Cost of revenue	1,309.1	438.4	620.4	250.3
Gross profit	$582.8	$71.5	$100.9	$410.4
Total assets	$1,267.2	$346.5	$353.9	$566.8
Capital expenditures	$70.6	$6.3	$8.9	$55.4

Schedule of Reconciliation of Revenue from Segments to Consolidated
Presented below is a reconciliation of total segment revenue to total consolidated revenue:

Year ended December 31,	2024	2023	2022
Total segment revenue	$1,915.4	$1,927.8	$1,891.9
Other revenue	93.0	87.6	88.0
Total consolidated revenue	$2,008.4	$2,015.4	$1,979.9

Schedule of Reconciliation of Segment Gross Profit to Consolidated Income (Loss) From Continuing Operations Before Income Taxes
Presented below is a reconciliation of total segment gross profit to total consolidated loss before income taxes:

Year ended December 31,	2024	2023	2022
Total segment gross profit	$595.7	$583.1	$582.8
Other gross profit (loss)	(9.8)	(31.8)	(53.2)
Total gross profit	585.9	551.3	529.6
Selling, general and administrative expense	(424.2)	(450.3)	(453.2)
Research and development expense	(25.2)	(24.1)	(24.2)
Goodwill impairment	(39.1)	—	—
Interest expense	(31.9)	(30.8)	(32.4)
Other (expense), net	(140.8)	(393.9)	(82.4)
Total loss before income taxes	$(75.3)	$(347.8)	$(62.6)

Schedule of Reconciliation of Total Business Segment Assets to Consolidated Assets
Presented below is a reconciliation of total segment assets to consolidated assets:

As of December 31,	2024	2023	2022
Total segment assets	$1,169.7	$1,253.4	$1,267.2
Other assets	25.2	25.3	20.2
Cash and cash equivalents	376.5	387.7	391.8
Deferred income taxes	96.6	114.0	118.6
Operating lease right-of-use assets	38.4	35.4	42.5
Prepaid pension and postretirement assets	25.6	38.0	119.5
Other corporate assets	140.3	111.6	105.8
Total assets	$1,872.3	$1,965.4	$2,065.6

Schedule of Revenue by Geographic Segment
Geographic information about the company’s revenue, which is principally based on location of the selling organization, properties and outsourcing assets, is presented below:

Year ended December 31,	2024	2023	2022
Revenue
United States	$864.1	$889.0	$854.9
United Kingdom	241.1	289.3	228.0
Other foreign(i)	903.2	837.1	897.0
Total revenue	$2,008.4	$2,015.4	$1,979.9
Properties, net
United States	$42.4	$45.9	$52.5
Other foreign(i)	14.7	18.4	23.4
Total properties, net	$57.1	$64.3	$75.9
Outsourcing assets, net
United States	$7.6	$19.5	$36.0
Australia	7.5	7.8	9.5
United Kingdom	5.1	2.0	17.9
Other foreign(i)	3.8	2.3	3.0
Total outsourcing assets, net	$24.0	$31.6	$66.4
(i) No other individual country’s revenue, properties, net and outsourcing assets, net exceeded 10% for the years ended December 31, 2024, 2023 and 2022.